CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2025
CONVERTIBLE NOTES
CONVERTIBLE NOTES

NOTE 6 – CONVERTIBLE NOTES

Between April 27, 2025, and May 1, 2025, the Company entered into subscription agreements with various investors, pursuant to which the Company issued convertible notes (the “Notes”) to the investors in an aggregate principal amount of $900 (collectively, the “Notes Offering”). A portion of the Notes was convertible into shares of the Company’s common stock, at the election of each investor, pursuant to the Voluntary Conversion (defined below) and the remaining portion of each Note was to be converted into warrants to purchase shares of the Company’s common stock. The sale and issuance of the Notes closed on May 1, 2025.

At the Maturity Date (defined below), the investor had the ability (at the investor’s sole option) to convert all of that certain unpaid portion of principal and accrued interest of the investor’s Note into shares of common stock (the “Voluntary Conversion”), specifically into that number of shares of common stock (the “Converted Shares”) equal to the unpaid principal balance and any accrued interest of each Note divided by $23.22. The amount of principal balance and any accrued interest of each Note convertible pursuant to the Voluntary Conversion was equal to the number of Converted Shares multiplied by $18.72. Should the investor not elect Voluntary Conversion, such portion of the unpaid principal balance and any accrued interest of each Note subject to Voluntary Conversion became immediately due and payable in cash.

The Notes accrued interest at a rate of 12% per annum, which would have adjusted to 20% upon an Event of Default (as defined in the Notes). All unpaid principal, together with any then unpaid and accrued interest and other amounts payable thereunder, became due and payable 180 days after the closing of the Notes Offering (the “Maturity Date”). Upon the closing of the Notes, the Company recorded deferred debt costs of $163 associated with transaction costs of the Notes.

Effective October 28, 2025, the Company entered into an agreement pursuant to which it issued and sold to certain investors, and the investors purchased (by converting all or a portion of the unconverted portion of unpaid principal balance and accrued interest due to such investors upon the maturity of the convertible promissory notes issued to the investors on May 1, 2025): (i) convertible notes in an aggregate principal amount of $692, of which $195 was for related parties; (ii) warrants to purchase an aggregate of 146,067 shares of the Company’s common stock, par value $0.001 per share, at an exercise price of $10.20 per share; and (iii) warrants to purchase an aggregate of 82,170 warrants of the Company’s common stock, par value $0.001 per share, at an exercise price of $18.72 per share. The notes will accrue interest at a rate of 12% per annum. All unpaid principal, together with any then unpaid and accrued interest and other amounts payable thereunder, shall be due and payable 180 days after the effective date. At any time prior to the Maturity Date, all or any portion of the outstanding principal amount of the Notes, together with the accrued and unpaid interest, shall be convertible, in whole or in part, into shares of Common Stock, at a conversion price of $10.20. Each warrant is immediately exercisable after issuance for five (5) years. The Company accounted for this transaction as an extinguishment of debt in accordance with ASC 470, Debt, and realized a loss on the extinguishment of debt of $1,158 during the year ended December 31, 2025 of which $333 was from related parties.

The Company utilizes the Black-Scholes model to value its warrants. During the year ended December 31, 2025, the Company utilized the following assumptions:

Year ended
December 31,
2025
Expected term	2.50 years
Expected average volatility	105%
Expected dividend yield	-
Risk-free interest rate	3.50%

As of December 31, 2025, the net carrying value of the Notes is $609 which includes principal of $692 and deferred debt costs of $83. During the year ended December 31, 2025, the Company recorded interest expense of $278 associated with the accretion of accrued interest of $69 and $209 amortization of deferred debt costs.